Financial instruments (Details 14) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	4,986	4,520
Transfers out of level 1 to level 2, Trading assets	257	314
Transfers to level 1 out of level 2, Trading liabilities	3,792	5,185
Transfers out of level 1 to level 2, Trading liabilities	43	118
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	471	47
Transfers out of level 1 to level 2, Trading assets	85	96
Transfers to level 1 out of level 2, Trading liabilities	6	26
Transfers out of level 1 to level 2, Trading liabilities	17	32
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	422	99
Transfers out of level 1 to level 2, Trading assets	171	202
Transfers to level 1 out of level 2, Trading liabilities	250	43
Transfers out of level 1 to level 2, Trading liabilities	17	20
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	4,093	4,374
Transfers out of level 1 to level 2, Trading assets	1	16
Transfers to level 1 out of level 2, Trading liabilities	3,536	5,116
Transfers out of level 1 to level 2, Trading liabilities	9	66